ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

($ thousands)	December 31, 2021	December 31, 2020
Accrued revenue	$208,160	$73,201
Accounts receivable – trade	23,697	13,208
Allowance for doubtful accounts	(3,869)	(2,813)
Total accounts receivable, net of allowance for doubtful accounts	$227,988	$83,596